Post-employment benefit plans - Service Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [line items]
DC pension	$ (31)	$ (29)	$ (74)	$ (68)
Capitalized benefit plans cost	17	13	33	26
Total post-employment benefit plans service cost	(48)	(48)	(108)	(106)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(33)	(32)	(66)	(64)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (1)	$ 0	$ (1)	$ 0